Related Party Transactions (Details Narrative) £ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 22, 2023 USD ($) shares	Feb. 28, 2023 GBP (£)	Jan. 31, 2023 GBP (£)	Nov. 16, 2022 USD ($)	Nov. 16, 2022 GBP (£)	Nov. 01, 2022 USD ($)	Nov. 01, 2022 GBP (£)	Oct. 06, 2022 USD ($)	Oct. 06, 2022 GBP (£)	Aug. 26, 2022 USD ($)	Aug. 26, 2022 GBP (£)	Aug. 20, 2022 USD ($)	May 01, 2022 USD ($)	May 27, 2021 USD ($)	May 27, 2021 GBP (£)
Related Party Transaction [Line Items]
Principal amount													$ 3,300,000	£ 3,000							$ 1,400,000	£ 1,000
Loans payable			$ 200,000	$ 200,000		$ 200,000	$ 200,000													$ 200,000
Convertible Notes Payable			800,000	800,000		800,000									$ 67,000	£ 50	$ 500,000	£ 400
2022 Convertible Loan Note Instrument [Member]
Related Party Transaction [Line Items]
Principal amount													$ 3,300,000	£ 3,000
Chief Executive Officer [Member] | 2022 Convertible Loan Note Instrument [Member]
Related Party Transaction [Line Items]
Interest rate	5.00%	5.00%
Conversion rate	20.00%	20.00%
Convertible Notes Payable	$ 400,000								£ 300		$ 400,000	£ 300
Corvus Capital Limited [Member]
Related Party Transaction [Line Items]
Payment for Management Fee				300,000
Prepaid Expense				200,000
Other Expenses				50,000
Common Stock, Shares Subscribed but Unissued | shares								1,000
Proceeds from Contributed Capital						200,000
Corvus Capital Limited [Member] | Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Noninterest Expense Investment Advisory Fees			600,000
Corvus Capital Limited [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payment for Management Fee						200,000
Management Fee Payable							65,000
Corvus Capital Limited [Member] | Chief Executive Officer [Member] | Accrued Expenses and Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Payment for Management Fee				$ 300,000	$ 300,000	1,000,000.0	200,000
Corvus Capital Limited [Member] | Chief Executive Officers Family [Member]
Related Party Transaction [Line Items]
Other Labor-related Expenses							33,000
Related Party [Member]
Related Party Transaction [Line Items]
Principal amount																			$ 600,000
Loans payable								$ 600,000
Loans and Leases Receivable, Related Parties			800,000			800,000
Other Receivables			0			0	300,000
Interest Receivable			0			0
Related Party [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Principal amount	400,000								300
Related Party [Member] | Chief Executive Officer [Member] | 2022 Convertible Loan Note Instrument [Member]
Related Party Transaction [Line Items]
Principal amount	$ 400,000	$ 400,000							£ 300	£ 300
St George Street Capital [Member]
Related Party Transaction [Line Items]
Common Stock Held by Subsidiary			$ 147			147
Payments for merger related costs						$ 0	$ 100,000